Notes to the Balance Sheet - Summary of Internally generated intangible assets (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Line Items]
Carrying Amount	€ 886,583,000	€ 838,322,000	€ 69,376,000
Impairment [member]
Intangible Assets [Line Items]
Carrying Amount	(7,800,000)
Internally Generated Intangible Assets [Member]
Intangible Assets [Line Items]
Carrying Amount	€ 16,940,000	€ 11,517,000	€ 0